Condensed Consolidated Balance Sheets - USD ($)	May 31, 2026	Feb. 28, 2026		Feb. 28, 2025
Current assets:
Cash	$ 94,643	$ 109,043	[1]	$ 865,975
Accounts receivable, net	974,897	1,004,201	[1]	1,367,331
Share proceeds receivable				418,669
Device parts inventory, net	1,378,950	1,318,742	[1]	1,583,726
Prepaid expenses and deposits	556,737	503,017	[1]	792,842
Total current assets	3,005,227	2,935,003	[1]	5,028,543
Operating lease asset	891,922	931,814	[1]	1,010,545
Revenue earning devices, net of accumulated depreciation of $3,781,667 and $3,257,668, respectively	4,850,345	5,097,627	[1]	4,539,180
Fixed assets, net of accumulated depreciation of $562,268 and $540,426, respectively	176,943	183,185	[1]	258,328
Trademarks	36,157	35,319	[1]	33,321
Investment at cost	100,000	100,000	[1]	100,000
Security deposit	19,280	19,280	[1]	15,880
Total assets	9,079,874	9,302,228	[1]	10,985,797
Current liabilities:
Accounts payable and accrued expenses	2,675,960	3,007,270	[1]	2,121,871
Customer deposits	127,520	147,326	[1]	91,578
Current operating lease liability	239,242	243,690	[1]	197,349
Current portion of deferred variable payment obligation	3,459,840	3,161,727	[1]	1,901,258
Loan payable - related party	331,946	461,633	[1]	329,365
Deferred compensation for CEO	1,990,751	1,811,856	[1]	2,202,600
Current portion of loans payable, net of discount of $871,697 and $635,774	26,897,629	8,848,140	[1]	519,105
Current portion of accrued interest payable	9,167,495	2,271,106	[1]	213,555
Total current liabilities	44,890,383	19,952,748	[1]	7,576,681
Non-current operating lease liability	643,129	676,694	[1]	810,513
Loans payable, net	7,953,001	24,188,380	[1]	31,922,078
Deferred variable payment obligation	2,525,000	2,525,000	[1]	2,525,000
Incentive compensation plan payable	5,500,000	5,500,000	[1]	4,000,000
Accrued interest payable	3,207,606	9,122,552	[1]	13,680,453
Total liabilities	64,719,119	61,965,374	[1]	60,514,725
Commitments and Contingencies
Stockholders’ deficit:
Preferred Stock, value			[1]
Common Stock, $0.00001 par value; 27,500,000,000 shares authorized as of May 31, 2026 and February 28, 2026 (subsequently decreased to 12,000,000,000 shares authorized effective July 15, 2026 — see Summary of Common Stock Activity below); 388,482,589 and 267,872,804 shares issued, issuable and outstanding, respectively	3,885	2,679	[1]	1,441
Additional paid-in capital	120,717,508	117,803,027	[1]	106,459,528
Preferred stock to be issued	99,086	99,086	[1]	99,086
Accumulated deficit	(176,931,052)	(171,121,742)	[1]	(156,496,930)
Total stockholders’ deficit	(56,104,710)	(53,211,087)	[1]	(49,931,012)
Total liabilities and stockholders’ deficit	9,079,874	9,302,228	[1]	10,985,797
Series B Redeemable Preferred Stock [Member]
Current liabilities:
Convertible, Redeemable Preferred Stock, value			[1]
Series C Redeemable Preferred Stock [Member]
Current liabilities:
Convertible, Redeemable Preferred Stock, value	465,465	547,941	[1]	402,084
Series G Preferred Stock [Member]
Stockholders’ deficit:
Preferred Stock, value			[1]
Series E Preferred Stock [Member]
Stockholders’ deficit:
Preferred Stock, value	3,350	3,350	[1]	3,350
Series F Preferred Stock [Member]
Stockholders’ deficit:
Preferred Stock, value	$ 2,513	$ 2,513	[1]	$ 2,513

[1]	Derived from audited information